Related Party Transactions_Significant Borrowing Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 25,513	₩ 26,827
Borrowing		8,000	11,000
Repayment		(16,000)	(6,000)
Others	[1]	(1,839)	(6,314)
Ending		15,674	25,513
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		48,795	38,556
Borrowing		1,260	1,270
Repayment		(1,270)	(21,270)
Others	[1]	(5,119)	30,239
Ending		43,666	48,795
Terra Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10	0
Borrowing		0	0
Repayment		0	0
Others	[1]	(10)	10
Ending		0	10
Jungdong Steel Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3	3
Borrowing		0	0
Repayment		0	0
Others	[1]	(3)	0
Ending		0	3
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4	0
Borrowing		0	0
Repayment		0	0
Others	[1]	0	4
Ending		4	4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		466	0
Borrowing		479	0
Repayment		(466)	0
Others	[1]	750	466
Ending		1,229	466
Daesang Techlon Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2	0
Borrowing		0	0
Repayment		0	0
Others	[1]	(2)	2
Ending		₩ 0	₩ 2
Description of other information of borrowings gross amount related party transactions	[2]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 2,771	₩ 1,201
Borrowing		0	0
Repayment		0	0
Others	[1]	3,668	1,570
Ending		6,439	2,771
KB Pre IPO Secondary Venture Fund 1st
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,690	0
Borrowing		2,000	13,000
Repayment		(4,000)	(11,000)
Others	[1]	425	690
Ending		1,115	2,690
Ejade Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	2
Borrowing			0
Repayment			0
Others	[1]		(2)
Ending			₩ 0
Description of other information of borrowings gross amount related party transactions	[2]		Excluded from the Group's related party as of December 31, 2018.
KB Star Office Private Real Estate Investment Trust No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,962	₩ 6,682
Borrowing		351	303
Repayment		0	0
Others	[1]	633	(23)
Ending		7,946	6,962
KB No.8 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,339	2,342
Borrowing		0	2,300
Repayment		(2,300)	(2,300)
Others	[1]	(39)	(3)
Ending		₩ 0	₩ 2,339
Description of other information of borrowings gross amount related party transactions	[2]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
KB No.9 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 2,309	₩ 2,399
Borrowing		2,266	0
Repayment		(2,234)	(100)
Others	[1]	(66)	10
Ending		2,275	2,309
KB No.10 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,698	1,754
Borrowing		1,618	1,618
Repayment		(1,618)	(1,600)
Others	[1]	(32)	(74)
Ending		1,666	1,698
KB No.11 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		530	0
Borrowing		530	530
Repayment		(530)	0
Others	[1]	128	0
Ending		658	530
SY Auto Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6	3,997
Borrowing		0	2,000
Repayment		0	(2,000)
Others	[1]	(1)	(3,991)
Ending		5	6
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,032	2,356
Borrowing		0	1,000
Repayment		(500)	(2,500)
Others	[1]	(300)	176
Ending		232	1,032
Wise Asset Management Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		340	0
Borrowing		2,366	1,346
Repayment		(2,008)	(1,475)
Others	[1]	(2)	469
Ending		696	340
Builton Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		26	0
Borrowing		0	0
Repayment		0	0
Others	[1]	(19)	26
Ending		7	26
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	0
Borrowing		0	0
Repayment		0	0
Others	[1]	67	1
Ending		68	1
Acts Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4	0
Borrowing		0	0
Repayment		0	0
Others	[1]	25	4
Ending		29	4
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		473	0
Borrowing		0	0
Repayment		0	0
Others	[1]	(291)	473
Ending		182	473
POSCO-KB Shipbuilding Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	0
Borrowing		32,800	3,000
Repayment		(32,800)	(3,000)
Others	[1]	0	0
Ending		0	0
Inno Lending Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		41	1,902
Borrowing		0	0
Repayment		0	0
Others	[1]	(41)	(1,861)
Ending		₩ 0	₩ 41
Description of other information of borrowings gross amount related party transactions	[2]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
KBIC Private Equity Fund No. 3
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 0	₩ 700
Borrowing			0
Repayment			(700)
Others	[1]		0
Ending			₩ 0
Description of other information of borrowings gross amount related party transactions	[2]		Excluded from the Group's related party as of December 31, 2018.
Doosung Metal Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	3
Ending		3	₩ 0
CARLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	2
Ending		2	0
COMPUTERLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	1
Ending		1	0
SKYDIGITAL INC.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	16
Ending		16	0
KB-KDBC New Technology Business Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,500	0
Borrowing		0	0
Repayment		0	0
Others	[1]	(412)	7,500
Ending		7,088	7,500
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	18,813
Ending		18,813	0
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	1
Ending		1	0
A-PRO Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	2,201
Ending		2,201	0
Rainist Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	1
Ending		1	0
Spark Biopharma, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		4,300
Repayment		(3,300)
Others	[1]	1,630
Ending		2,630	0
KB IGen Private Equity Fund No. 1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	148
Ending		148	0
Key management
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		8,260
Borrowing		7,587
Repayment		(5,283)
Others	[1]	264
Ending		₩ 10,828	₩ 8,260
Description of other information of borrowings gross amount related party transactions	[3]	Represents the transactions have started occurring since the current year.

[1]	Transactions from operating activities with related parties (i.e. such as settlement, deposit on demand, etc.) are netted.
[2]	Excluded from the Group's related party as of December 31, 2018.
[3]	Represents the transactions have started occurring since the current year.